Investment Strategy - Sphere 500 Climate Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is designed to reflect the performance of large companies listed on U.S. exchanges while excluding fossil fuel, utility and other companies with material climate-related risks. More information about the Index can be found at www.bitadata.com/pages/SPFFXI.

The Index

The Index is constructed beginning with the largest 500 U.S. companies that trade on regulated U.S. exchanges by market capitalization. As of December 31, 2025, the market capitalization of companies in the Index ranged from approximately $5.9 billion to $4.6 trillion. The index administrator, BITA GmbH (the “Index Administrator”), then eliminates companies from this investable universe using data obtained from As You Sow, an unaffiliated non-profit organization that promotes environmental responsibility through shareholder advocacy. As You Sow eliminates companies from the Index based primarily on their risk profile of being exposed to the fossil fuel industry and secondarily, by other exclusionary screens, including companies engaged in deforestation activities, civilian and military firearms manufacturing and related guns/arms sales, prison and border security operations, and tobacco and e-cigarette manufacturing. The elimination of these companies from the Index is intended to foster and support the climate-focused, social investing goals of the Fund.

On a periodic basis, As You Sow publishes the current uninvestable lists, which are principally comprised of companies that contribute to climate change through fossil fuel activities. As You Sow designates a company as an uninvestable fossil fuel company if the company is engaged in producing, distributing, or refining fossil fuels; holding reserves of fossil fuels; is a utility that is primarily fossil fuel-powered, or is a producer of equipment for any of the above (i.e., companies that engage in oil, gas, or coal production, and related activities). The Index also excludes other uninvestable companies as determined from time to time by As You Sow.

If a company is included in As You Sow’s uninvestable list, that company is not eligible for inclusion in the Index. The Index Administrator then re-weights the remaining companies on a free-float market capitalization basis. A company’s free float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares.

The Index is typically composed of approximately 400-450 companies and is rebalanced and reconstituted quarterly as of close on the third Friday of March, June, September, and December, respectively, based on data as of the close of business on the Friday of such reconstitution month. As of December 31, 2025, the Index was composed of 404 companies.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index in weightings that approximate the relative composition of the Index. By investing in component securities of the Index, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by companies that do not (1) derive any revenue from the sale of fossil fuels, (2) hold fossil fuel related assets or reserves, (3) use fossil fuels for power generation, or (4) produce fossil fuel-related equipment. By excluding companies that engage in these fossil fuel activities, the Index, and therefore the Fund, are not exposed to companies with material climate change risk. The Fund may invest in companies that use fossil fuel as part of their business or have used fossil fuels in the past.

Reflection Asset Management, LLC (the “Adviser”), serves as the investment adviser for the Fund and is responsible for trading on behalf of the Fund in line with the Index. Consistent with the Index, the Adviser rebalances the Fund quarterly. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all the component securities of the Index in approximately the same weightings as in the Index. This is referred to as a passive or indexing approach to investing.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the fiscal year ended September 30, 2025, the Index was not concentrated in any industry or group of industries; however, the Index, and therefore the Fund, had significant exposure to the information technology sector. As of the fiscal year ended September 30, 2025, the Fund had invested 40.25% of its net assets in the information technology sector.

Climate-Focused Investing

By investing in the Index, the Fund will not invest in companies that contribute to climate change in a material way through their fossil fuel activities. According to the U.S. Energy Information Administration, in 2022, 74% of greenhouse gas emissions came from burning fossil fuels. The Fund also seeks to vote proxies in a climate-focused way, such as voting for proposals to reduce or eliminate greenhouse gas emissions, using voting guidelines from As You Vote, an affiliate of As You Sow.